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                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON FEBRUARY 16, 2004
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON FEBRUARY 14, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               --------------------------------

Check here if Amendment [X  ]; Amendment Number: 5
                                                ---------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner             Baltimore, Maryland        2/14/05
           ----------------------------   -------------------------  ----------
                        [Signature]           [City, State]             [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                            -----------------------------

Form 13F Information Table Entry Total:    8
                                           ------------------------------

Form 13F Information Table Value Total:    $148,312
                                           -----------------------------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING
FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
------------------------------------------------------------------------------

                                                      FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       VALUE     SHRS OR   SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED  NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----

Anthem, Inc.               Common          03674B104    3,750     50,000    SH  PUT      SOLE                                 NONE
----------------------------------------------------------------------------------------------------------------------------------

Cotton States Life Insu    Common          221774102      609     30,900    SH           SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------

Loews Corporation          Common          540424108   34,808    703,900    SH           SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------

Metro Goldwyn Mayer        Common          591610100    7,192    420,814    SH           SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------

Peoplesoft, Inc.           Common          712713106    6,682    293,090    SH           SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------

Unisource Energy Corp      Common          909205106    6,777    274,800    SH           SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------

WellPoint Health           Common          94973H108   73,945    762,400    SH           SOLE                     SOLE
----------------------------------------------------------------------------------------------------------------------------------

WellPoint Health           Common          94973H108   14,549    150,000    SH  CALL     SOLE                                 NONE
----------------------------------------------------------------------------------------------------------------------------------